Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
December 31, 2021
AFF35-NPRT3-0322
1.811337.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $939,949)	940,000	939,961

Domestic Equity Funds - 43.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,201,738	168,430,698
Fidelity Advisor Series Growth Opportunities Fund (c)	8,258,804	116,036,201
Fidelity Advisor Series Small Cap Fund (c)	5,309,584	76,988,963
Fidelity Series All-Sector Equity Fund (c)	6,105,448	72,654,831
Fidelity Series Commodity Strategy Fund (c)	15,646,075	63,992,448
Fidelity Series Large Cap Stock Fund (c)	14,102,696	267,810,196
Fidelity Series Large Cap Value Index Fund (c)	1,861,207	28,960,383
Fidelity Series Opportunistic Insights Fund (c)	7,547,366	156,532,365
Fidelity Series Small Cap Opportunities Fund (c)	6,364,655	94,960,651
Fidelity Series Stock Selector Large Cap Value Fund (c)	12,128,362	170,524,767
Fidelity Series Value Discovery Fund (c)	10,511,725	174,179,279
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,012,837,425)		1,391,070,782

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,621,287	81,677,299
Fidelity Series Emerging Markets Fund (c)	3,933,989	41,346,228
Fidelity Series Emerging Markets Opportunities Fund (c)	17,686,432	371,768,806
Fidelity Series International Growth Fund (c)	10,977,535	209,890,464
Fidelity Series International Small Cap Fund (c)	2,961,971	63,356,566
Fidelity Series International Value Fund (c)	18,801,067	210,007,920
Fidelity Series Overseas Fund (c)	14,573,457	209,857,774
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $892,537,978)		1,187,905,057

Bond Funds - 19.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	635,148	6,383,235
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,525,580	25,584,130
Fidelity Series Emerging Markets Debt Fund (c)	1,834,869	16,642,262
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	593,055	5,598,437
Fidelity Series Floating Rate High Income Fund (c)	341,115	3,158,728
Fidelity Series High Income Fund (c)	2,106,085	20,092,051
Fidelity Series International Credit Fund (c)	144,513	1,433,573
Fidelity Series International Developed Markets Bond Index Fund (c)	3,095,794	30,431,656
Fidelity Series Investment Grade Bond Fund (c)	30,966,592	359,831,794
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,855,203	126,566,328
Fidelity Series Real Estate Income Fund (c)	1,024,245	12,014,394
TOTAL BOND FUNDS (Cost $605,815,568)		607,736,588

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $2,029,741)	2,029,382	2,029,788

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,514,160,661)	3,189,682,176
NET OTHER ASSETS (LIABILITIES) - 0.0%	(533,323)
NET ASSETS - 100.0%	3,189,148,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	19	Mar 2022	1,164,985	6,901	6,901

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $314,984.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	2,227,592	7,139,224	7,337,028	478	-	-	2,029,788	0.0%
Total	2,227,592	7,139,224	7,337,028	478	-	-	2,029,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	163,995,226	45,106,102	43,357,570	28,993,396	4,614,692	(1,927,752)	168,430,698
Fidelity Advisor Series Growth Opportunities Fund	114,044,587	43,536,343	25,740,256	26,791,769	1,503,299	(17,307,772)	116,036,201
Fidelity Advisor Series Small Cap Fund	74,200,216	17,584,838	12,570,090	13,556,496	3,239,048	(5,465,049)	76,988,963
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	10,321,176	3,885,602	50,493	(42,076)	(10,263)	6,383,235
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	25,833,327	372,641	143,691	(3,716)	127,160	25,584,130
Fidelity Series All-Sector Equity Fund	70,119,692	14,055,203	13,360,285	10,379,367	1,686,564	153,657	72,654,831
Fidelity Series Canada Fund	63,681,540	15,386,785	6,458,732	1,763,068	121,765	8,945,941	81,677,299
Fidelity Series Commodity Strategy Fund	81,911,858	32,094,673	38,515,601	26,509,184	(4,150,787)	(7,347,695)	63,992,448
Fidelity Series Emerging Markets Debt Fund	15,932,237	2,685,483	1,922,768	576,455	(122,983)	70,293	16,642,262
Fidelity Series Emerging Markets Debt Local Currency Fund	5,101,229	1,235,951	390,334	214,608	(15,385)	(333,024)	5,598,437
Fidelity Series Emerging Markets Fund	43,262,795	7,943,950	5,689,247	1,351,991	191,813	(4,363,083)	41,346,228
Fidelity Series Emerging Markets Opportunities Fund	391,615,493	103,251,602	52,385,945	42,476,549	2,876,074	(73,588,418)	371,768,806
Fidelity Series Floating Rate High Income Fund	3,102,700	550,718	517,667	106,541	(23,265)	46,242	3,158,728
Fidelity Series Government Money Market Fund 0.08%	19,621,289	1,405,000	21,026,289	5,520	-	-	-
Fidelity Series High Income Fund	18,308,195	3,251,020	1,783,673	818,551	(10,091)	326,600	20,092,051
Fidelity Series Inflation-Protected Bond Index Fund	59,415,206	5,460,240	67,275,739	593,284	5,698,292	(3,297,999)	-
Fidelity Series International Credit Fund	1,406,003	36,269	-	36,269	-	(8,699)	1,433,573
Fidelity Series International Developed Markets Bond Index Fund	-	30,821,545	257,322	18,534	(1,201)	(131,366)	30,431,656
Fidelity Series International Growth Fund	178,741,719	37,190,924	17,710,716	16,255,649	482,126	11,186,411	209,890,464
Fidelity Series International Small Cap Fund	56,514,629	9,480,004	4,887,288	7,407,831	813,440	1,435,781	63,356,566
Fidelity Series International Value Fund	178,705,461	49,402,167	23,685,305	10,197,841	575,981	5,009,616	210,007,920
Fidelity Series Investment Grade Bond Fund	302,325,677	86,122,818	30,891,757	5,721,846	(529,805)	2,804,861	359,831,794
Fidelity Series Large Cap Stock Fund	256,108,247	41,969,216	38,180,204	24,119,199	2,155,754	5,757,183	267,810,196
Fidelity Series Large Cap Value Index Fund	27,641,016	3,702,682	4,079,905	1,706,003	372,131	1,324,459	28,960,383
Fidelity Series Long-Term Treasury Bond Index Fund	80,716,253	54,760,881	15,953,278	1,878,965	(2,370,799)	9,413,271	126,566,328
Fidelity Series Opportunistic Insights Fund	152,049,024	38,066,966	39,889,489	24,749,380	4,103,137	2,202,727	156,532,365
Fidelity Series Overseas Fund	179,039,468	26,832,257	21,687,879	6,020,660	1,170,877	24,503,051	209,857,774
Fidelity Series Real Estate Income Fund	11,309,368	1,033,565	1,023,730	426,198	2,489	692,702	12,014,394
Fidelity Series Short-Term Credit Fund	4,132,933	184,600	4,299,582	28,686	106,820	(124,771)	-
Fidelity Series Small Cap Opportunities Fund	91,593,734	31,956,317	15,319,790	23,977,269	642,591	(13,912,201)	94,960,651
Fidelity Series Stock Selector Large Cap Value Fund	162,196,526	34,956,231	25,201,014	22,367,535	1,348,424	(2,775,400)	170,524,767
Fidelity Series Value Discovery Fund	166,038,017	28,231,416	27,462,168	14,194,834	1,923,421	5,448,593	174,179,279
	2,972,830,338	804,450,269	565,781,866	313,437,662	26,358,630	(51,144,944)	3,186,712,427

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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